AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 30, 2016
TO THE
SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

AI NAVELLIER LARGE CAP GROWTH FUND

(Ticker Symbols: LGNIX, LGNAX, LGNCX)

Effective immediately, the name of the Fund is changed to the American Independence Navellier Large Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE